                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08916

Morgan Stanley Technology Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                   10020
         (Address of principal executive offices)               (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2007

Date of reporting period: March 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Technology Fund (formerly Morgan Stanley Information Fund)* performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
*The Fund’s name changed effective July 28, 2006.

Fund Report
For the year ended March 31, 2007

Total Return for the 12 Months Ended March 31, 2007

Class A	Class B	Class C	Class D	NYSE Arca Tech 100 Index® 1	S&P 500® Index[2]	Lipper Science & Technology Funds Index[3]
−2.43%	−3.13%	−3.23%	−2.20%	0.85%	11.83%	1.16%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The technology sector experienced significant volatility for the 12 months ended March 31, 2007. The sector benefited from the short-term market rally that occurred in early 2006, but anxieties about the slowing economy steadily grew and finally erupted in the form of a steep market sell-off in May and June, following the Federal Open Market Committee’s (the ‘‘Fed’’) 16th and 17th consecutive federal funds rate increases. This resulted in the decline of many equity market sectors, including technology, which languished through July. In August, technology securities rebounded in the wake of receding oil prices and the Fed’s decision to pause its monetary tightening policy. Gasoline prices also eased around this time, and the price relief for consumers spurred retail sales in September. Strong sales in technology products carried investors’ enthusiasm into the fourth quarter; by November, however, their eagerness diminished amid concerns about the general health of the economy, which translated to inconsistent holiday retail sales for high-tech products. These events greatly eroded investors’ appetite for technology stocks by year-end.

Although the sector did recover some ground in January and February on better than expected pre-earnings announcements and quarterly earnings reports, these gains were reduced following the sell-off in the Chinese stock market and the subsequent negative impact across global markets, including the U.S. This decline renewed investors’ risk-aversion tendencies, causing technology stocks to retreat. By the end of the reporting period, the technology sector once again entered positive territory, but was still below its earlier highs.

Performance Analysis

Morgan Stanley Technology Fund underperformed the NYSE Arca Tech 100 Index®, the S&P 500® Index and the Lipper Science & Technology Funds Index for the 12 months ended March 31, 2007, assuming no deduction of applicable sales charges. For this period, underperformance was caused by stock selection, even though sector allocation decisions did help to mitigate overall returns.

The sectors that contributed the least to performance were the application software, semiconductors and systems software sectors. Within the applications software sector, stock selection hampered relative returns. Furthermore, the Fund’s avoidance of certain smaller companies, many of which were targets for merger and acquisition (M&A) activities, also hurt. Security selection and an overweight allocation within the semiconductor sector hindered overall performance. Here, the industry suffered throughout much of the reporting period from a slowdown in demand and overstocked inventories. Additionally, the options backdating scandal negatively impacted many technology companies and contributed to a loss of investor confidence within the sector. Within the systems software sector, stock selection had a detrimental effect on relative returns, as did the Fund’s avoidance of a certain software firm.

Despite these detractors to performance, there were several sectors that positively contributed to the Fund’s relative returns. For instance, the semiconductor equipment sector produced strong results due to increased demand for computer chips for consumer electronic devices. Likewise, the computer hardware sector also helped to bolster returns through holdings that benefited from emerging markets exposure and increased demand for notebook computers. Moreover, the Fund’s investment in a personal computer manufacturer profited due to its brand recognition and its subsequent growth in market share. Finally, security selection within the communications equipment sector added to returns as companies within this sector moved to develop advanced networks capable of handling the mounting popularity of video webcasts.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
QUALCOMM, Inc.	4.2%
KLA-Tencor Corp.	3.9
Apple Inc.	3.9
Google, Inc. (Class A)	3.7
Cisco Systems, Inc.	3.4
Lockheed Martin Corp.	3.3
International Business Machines Corp.	3.2
Genentech, Inc.	2.6
eBay, Inc.	2.6
DST Systems, Inc.	2.5

TOP FIVE INDUSTRIES
Semiconductors	11.0%
Biotechnology	10.7
Packaged Software	10.6
Telecommunications Equipment	10.5
Electronic Production Equipment	9.8

Data as of March 31, 2007. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stocks and other equity securities of companies located throughout the world considered by the Fund’s ‘‘Investment Adviser,’’ Morgan Stanley Investment Advisers Inc., to rely extensively on technology, science and communications in their product development or operations at the time of investment. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. The companies in which the Fund may invest may be from any industry, as long as they produce or deploy innovative technology. The Investment Adviser focuses on those companies that it believes have the best potential for earnings growth. The Fund normally holds common stocks and other equity securities of companies located in at least three countries, one of which is the United States. The Fund may invest up to 50 percent of its net assets in the securities (including depositary receipts) of foreign companies; however, it will not invest more than 25 percent of its net assets in any one foreign country. Up to 15 percent of the Fund’s net assets may be invested in emerging market securities (held either directly or in the form of depositary receipts), but of which no more than 10 percent may be invested in local shares (shares traded in the issuer’s local or regional market). In addition, the Fund will not invest more than 10 percent of its net assets in convertible securities. In deciding which securities to buy, hold or sell, the Investment Adviser considers business, economic and political conditions. The Investment Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of $10,000 Investment — Class B**

Average Annual Total Returns — Period Ended March 31, 2007

	Class A Shares* (since 07/28/97)		Class B Shares** (since 11/28/95)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	IFOAX		IFOBX		IFOCX		IFODX
1 Year	(2.43)	% [4]	(3.13)	% [4]	(3.23)	% [4]	(2.20)	% [4]
	(7.56)	[5]	(7.97)	[5]	(4.19)	[5]	—
5 Years	(1.59)	[4]	(2.40)	[4]	(2.40)	[4]	(1.40)	[4]
	(2.65)	[5]	(2.79)	[5]	(2.40)	[5]	—
10 Years	—		5.53	[4]	—		—
	—		5.53	[5]	—		—
Since Inception	3.68	[4]	3.82	[4]	2.89	[4]	3.90	[4]
	3.11	[5]	3.82	[5]	2.89	[5]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The NYSE Arca Tech 100 Index® is a price-weighted index comprised of common stocks and ADRs of technology-related companies listed on US exchanges. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. The Fund’s primary benchmark is being changed from the S&P 500® Index to the NYSE Arca Tech 100 Index® to more accurately reflect the Fund’s investible universe. The S&P 500® Index will continue to be listed in addition to the NYSE Arca Tech 100 Index®.
(2)	The Standard & Poor’s 500® Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(3)	The Lipper Science & Technology Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Science & Technology Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Science & Technology Funds classification as of the date of this report.
(4)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(5)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.
‡	Ending value assuming a complete redemption on March 31, 2007.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/06 – 03/31/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	10/01/06	03/31/07	10/01/06 – 03/31/07
Class A
Actual (4.30% return)	$1,000.00	$1,043.00	$9.32
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.81	$9.20
Class B
Actual (4.00% return)	$1,000.00	$1,040.00	$13.17
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.02	$12.99
Class C
Actual (3.90% return)	$1,000.00	$1,039.00	$13.17
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.02	$12.99
Class D
Actual (4.51% return)	$1,000.00	$1,045.10	$8.11
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.00	$8.00

*	Expenses are equal to the Fund’s annualized expense ratios of 1.83%, 2.59%, 2.59% and 1.59% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Morgan Stanley Technology Fund

Portfolio of Investments March 31, 2007

NUMBER OF SHARES		VALUE
	Common Stocks (99.9%)
	Aerospace & Defense (5.0%)
85,000	Goodrich Corp.	$4,375,800
85,000	Lockheed Martin Corp.	8,246,700
		12,622,500
	Biotechnology (10.7%)
85,000	Amgen Inc.*	4,749,800
80,000	Genentech, Inc.*	6,569,600
95,000	Genzyme Corp.*	5,701,900
50,000	Gilead Sciences, Inc.*	3,825,000
84,000	Millipore Corp.* (a)	6,087,480
		26,933,780
	Computer Communications (5.7%)
335,000	Cisco Systems, Inc.*	8,552,550
225,000	Juniper Networks, Inc.*	4,428,000
48,400	Riverbed Technology, Inc. (a)	1,337,776
		14,318,326
	Computer Peripherals (2.9%)
135,000	EMC Corp.*	1,869,750
85,000	Network Appliance, Inc.*	3,104,200
100,000	Seagate Technology (Cayman Islands) (a)	2,330,000
192,300	Seagate Technology Inc.* (Escrow) (b)	0
		7,303,950
	Computer Processing Hardware (6.6%)
105,000	Apple Inc.*	9,755,550
39,200	Aruba Networks Inc.* (a)	575,064
100,000	Dell Inc.*	2,321,000
100,000	Hewlett-Packard Co.	4,014,000
		16,665,614
	Data Processing Services (4.2%)
85,000	Automatic Data Processing, Inc	4,114,000
85,000	DST Systems, Inc.* (a)	6,392,000
		10,506,000
	Electronic Components (1.1%)
45,000	MEMC Electronic Materials, Inc.*	2,726,100
	Electronic Equipment/ Instruments (1.1%)
85,000	Agilent Technologies, Inc.*	$2,863,650
	Electronic Production Equipment (9.8%)
130,200	Applied Materials, Inc.	2,385,264
185,000	KLA-Tencor Corp.	9,864,200
100,000	Lam Research Corp.* (a)	4,734,000
160,000	Synopsys, Inc.*	4,196,800
65,000	Varian Semiconductor Equipment Associates, Inc.* (a)	3,469,700
		24,649,964
	Information Technology Services (6.1%)
55,000	Amdocs Ltd. (Guernsey)*	2,006,400
75,000	Citrix Systems, Inc.*	2,402,250
35,000	Cognizant Technology Solutions Corp. (Class A)*	3,089,450
85,000	International Business Machines Corp.	8,012,100
		15,510,200
	Internet Software/Services (6.8%)
40,000	Akamai Technologies, Inc.* (a)	1,996,800
20,500	Google Inc. (Class A)*	9,392,280
135,000	VeriSign, Inc.* (a)	3,391,200
80,000	Yahoo! Inc.*	2,503,200
		17,283,480
	Medical Specialties (3.2%)
85,000	Medtronic, Inc.	4,170,100
85,000	Thermo Fisher Scientific, Inc.*	3,973,750
		8,143,850
	Other Consumer Services (2.6%)
195,000	eBay Inc.*	6,464,250
	Packaged Software (10.6%)
90,000	Adobe Systems, Inc.*	3,753,000
90,000	Autodesk, Inc.*	3,384,000
90,000	BMC Software, Inc.*	2,771,100
85,000	Cognos, Inc. (Canada)*	3,348,150
200,000	McAfee Inc.*	5,816,000

See Notes to Financial Statements

Morgan Stanley Technology Fund

Portfolio of Investments March 31, 2007 continued

NUMBER OF SHARES		VALUE
75,000	Microsoft Corp.	$2,090,250
210,000	Oracle Corp.*	3,807,300
100,000	Symantec Corp.*	1,730,000
		26,699,800
	Recreational Products (2.0%)
85,000	Electronic Arts Inc.*	4,280,600
81,800	Glu Mobile Inc. (a)	818,000
		5,098,600
	Semiconductors (11.0%)
100,000	Altera Corp.*	1,999,000
120,000	Broadcom Corp. (Class A)*	3,848,400
115,000	Intel Corp.	2,199,950
160,000	Marvell Technology Group, Ltd. (Bermuda)* (a)	2,689,600
100,000	Microchip Technology Inc. (a)	3,553,000
225,000	National Semiconductor Corp.	5,431,500
200,000	Texas Instruments Inc.	6,020,000
85,000	Xilinx, Inc.	2,187,050
		27,928,500
	Telecommunication Equipment (10.5%)
32,600	BigBand Networks*	587,126
100,000	Ciena Corp.* (a)	2,795,000
135,000	Corning, Inc.*	3,069,900
85,000	Harris Corp. (a)	4,330,750
85,000	Nokia Corp. (ADR) (Finland)	1,948,200
30,000	OpNext, Inc.*	443,700
250,000	QUALCOMM, Inc.	10,665,000
20,000	Research In Motion Ltd. (Canada)*	2,729,800
		26,569,476
	Total Common Stocks (Cost $245,495,171)	252,288,040

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investments (12.3%)
	Short-Term Debt Securities held as Collateral on Loaned Securities (11.8%)
$668	AIG-FP Matched Funding Corp., 5.30%, 12/17/07 (c)	$667,941
477	Alliance & Leister Plc., 5.33%, 04/30/08 (c)	477,066
232	Anglo Irish Bank Corp. PLC, 5.35%, 07/09/07	232,250
239	Bancaja, 5.36%, 04/30/08 (c)	238,533
763	Bank of America, 5.32%, 05/15/07 (c)	763,306
239	Bank of New York Co., Inc., 5.32%, 04/30/08 (c)	238,533
477	Bear Stearns, 5.36%, 04/30/08 (c)	477,067
477	BNP Paribas Mtn., 5.33%, 04/30/08 (c)	477,067
954	Cam US Finance SA Unipersonal, 5.36%, 04/30/08 (c)	954,133
	CIC NY,
334	5.30%, 09/04/07 (c)	333,923
477	5.34%, 05/31/07 (c)	477,066
859	CIT Group Holdings, 5.37%, 04/30/08 (c)	858,720
	Credit Suisse First Boston, NY,
286	5.29%, 05/15/07	286,240
477	5.32%, 03/14/08 (c)	477,066
	Deutsche Bank Securities Inc.,
1,908	5.40%, 04/02/07	1,908,266
4,580	5.46%, 04/02/07	4,579,838
477	Dexia Bank NY, 5.32%, 09/28/07 (c)	477,019
239	First Tennessee Bank, 5.33%, 04/30/08 (c)	238,533
686	Gemini Securitizaton Corp., 5.41%, 04/02/07	686,122
	Goldman Sachs Group, Inc.,
239	5.37%, 04/30/08 (c)	238,533
448	5.55%, 03/28/08 (c)	448,442
239	HSBC Finance Corp., 5.33%, 04/30/08 (c)	238,533

See Notes to Financial Statements

Morgan Stanley Technology Fund

Portfolio of Investments March 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$342	Mane Funding Corp., 5.29%, 04/10/07	$341,730
286	Manufacturers and Traders, 5.30%, 06/15/07 (c)	286,240
478	Marshall & Ilsley Bank, 5.37%, 12/17/07	478,405
251	Merrill Lynch and Co., 5.33%, 04/26/07 (c)	250,683
716	Metropolitan Life Global Funding, 5.31%, 04/30/08 (c)	715,600
	Natexis Banques Populaires NY,
477	5.33%, 09/07/07 (c)	477,066
477	5.34%, 04/05/07 (c)	477,067
363	National Australia Bank Ltd., 5.31%, 04/30/08 (c)	362,571
239	National City Bank Cleveland, 5.32%, 09/18/07 (c)	238,524
954	National Rural Utilites Coop., Fin., 5.31%, 04/30/08 (c)	954,133
553	Nationwide Building Society, 5.43%, 03/28/08 (c)	553,397
716	Nordea Bank New York, 5.31%, 05/16/07 (c)	715,591
282	Raiffeisen ZentralBank Oesterreich, 5.31%, 06/19/07	282,449
424	Rhein-Gold Securitisation, 5.32%, 05/15/07	423,787
122	Sedna Finance Inc., 5.32%, 05/15/07	122,427
477	Skandi New York, 5.32%, 04/30/08 (c)	477,067
477	Toronto Dominion New York, 5.32%, 05/29/07 (c)	477,067
950	Tulip Ex:Tulip Funding Corp., 5.36%, 04/30/07	949,750
4,688	UBS Securities LLC, 5.40%, 04/02/07	4,688,493
525	UniCredito Delaware Inc., 5.32%, 04/30/08 (c)	524,808
$334	Unicredito Italiano Bank (IRE) PLC, 5.34%, 04/30/08 (c)	$333,947
	Total Short-Term Debt Securities held as Collateral on Loaned Securities (Cost $29,904,999)	29,904,999
	Repurchase Agreement (0.5%)
1,287	Joint repurchase agreement account 5.29% due 04/02/07 (dated 03/30/07; proceeds $1,287,567) (d) (Cost $1,287,000)	1,287,000
	Total Short-Term Investments (Cost $31,191,999)	31,191,999

Total Investments (Cost $276,687,170) (e)	112.2%	283,480,039
Liabilities in Excess of Other Assets	(12.2)	(30,951,917)
Net Assets	100.0%	$252,528,122

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	All or a portion of security was on loan at March 31, 2007.
(b)	A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(c)	Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rate shown are those in effect on March 31, 2007.
(d)	Collateralized by federal agency and U.S. Treasury obligations.
(e)	The aggregate cost for federal income tax purposes is $277,843,100. The aggregate gross unrealized appreciation is $18,214,937 and the aggregate gross unrealized depreciation is $12,577,998, resulting in net unrealized appreciation of $5,636,939.

See Notes to Financial Statements

Morgan Stanley Technology Fund

Summary of Investments March 31, 2007

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Collateral on Loaned Securities	$29,904,999	10.5%
Semiconductors	27,928,500	9.9
Biotechnology	26,933,780	9.5
Packaged Software	26,699,800	9.4
Telecommunication Equipment	26,569,476	9.4
Electronic Production Equipment	24,649,964	8.7
Internet Software/Services	17,283,480	6.1
Computer Processing Hardware	16,665,614	5.9
Information Technology Services	15,510,200	5.5
Computer Communications	14,318,326	5.0
Aerospace & Defense	12,622,500	4.4
Data Processing Services	10,506,000	3.7
Medical Specialties	8,143,850	2.9
Computer Peripherals	7,303,950	2.6
Other Consumer Services	6,464,250	2.3
Recreational Products	5,098,600	1.8
Electronic Equipment/ Instruments	2,863,650	1.0
Electronic Components	2,726,100	1.0
Repurchase Agreement	1,287,000	0.4
	$283,480,039	100.0%

See Notes to Financial Statements

Morgan Stanley Technology Fund

Financial Statements

Statement of Assets and Liabilities

March 31, 2007

Assets:
Investments in securities, at value (cost $276,687,170) (including $29,323,672 of securities loaned)	$283,480,039
Cash	747
Receivable for:
Investments sold	3,268,667
Shares of beneficial interest sold	18,339
Dividends	60,350
Prepaid expenses and other assets	36,278
Total Assets	286,864,420
Liabilities:
Collateral on securities loaned, at value	29,904,999
Payable for:
Investments purchased	3,184,320
Shares of beneficial interest redeemed	788,930
Distribution fee	161,649
Investment advisory fee	146,822
Transfer agent fee	33,772
Administration fee	17,531
Accrued expenses and other payables	98,275
Total Liabilities	34,336,298
Net Assets	$252,528,122
Composition of Net Assets:
Paid-in-capital	$2,389,283,896
Net unrealized appreciation	6,792,869
Accumulated net investment loss	(1,495)
Accumulated net realized loss	(2,143,547,148)
Net Assets	$252,528,122
Class A Shares:
Net Assets	$86,308,233
Shares Outstanding (unlimited authorized, $.01 par value)	8,283,869
Net Asset Value Per Share	$10.42
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$11.00
Class B Shares:
Net Assets	$144,587,875
Shares Outstanding (unlimited authorized, $.01 par value)	15,051,102
Net Asset Value Per Share	$9.61
Class C Shares:
Net Assets	$19,822,899
Shares Outstanding (unlimited authorized, $.01 par value)	2,064,514
Net Asset Value Per Share	$9.60
Class D Shares:
Net Assets	$1,809,115
Shares Outstanding (unlimited authorized, $.01 par value)	169,577
Net Asset Value Per Share	$10.67

See Notes to Financial Statements

Morgan Stanley Technology Fund

Financial Statements continued

Statement of Operations

For the year ended March 31, 2007

Net Investment Loss:
Income
Dividends (net of $9,199 foreign withholding tax)	$1,476,729
Interest	115,900
Income from securities loaned – net	29,149
Total Income	1,621,778
Expenses
Investment advisory fee	2,043,673
Distribution fee (Class A shares)	229,197
Distribution fee (Class B shares)	1,839,194
Distribution fee (Class C shares)	241,900
Transfer agent fees and expenses	1,797,182
Shareholder reports and notices	486,758
Administration fee	244,021
Professional fees	78,604
Registration fees	62,853
Custodian fees	11,453
Trustees’ fees and expenses	4,218
Other	14,239
Total Expenses	7,053,292
Less: expense offset	(10,190)
Net Expenses	7,043,102
Net Investment Loss	(5,421,324)
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	(16,917,555)
Foreign exchange transactions	192
Net Realized Loss	(16,917,363)
Net Change in Unrealized Appreciation/Depreciation on:
Investments	7,540,268
Net translation of other assets and liabilities denominated in foreign currencies	(292)
Net Appreciation	7,539,976
Net Loss	(9,377,387)
Net Decrease	$(14,798,711)

See Notes to Financial Statements

Morgan Stanley Technology Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED MARCH 31, 2007	FOR THE YEAR ENDED MARCH 31, 2006
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(5,421,324)	$(7,935,051)
Net realized gain (loss)	(16,917,363)	79,014,882
Net change in unrealized appreciation/depreciation	7,539,976	(18,639,365)
Net Increase (Decrease)	(14,798,711)	52,440,466
Net decrease from transactions in shares of beneficial interest	(123,327,475)	(170,456,065)
Net Decrease	(138,126,186)	(118,015,599)
Net Assets:
Beginning of period	390,654,308	508,669,907
End of Period (Including accumulated net investment losses of $1,495 and $121,854, respectively)	$252,528,122	$390,654,308

See Notes to Financial Statements

Morgan Stanley Technology Fund

Notes to Financial Statements March 31, 2007

1.   Organization and Accounting Policies

Morgan Stanley Technology Fund (the ‘‘Fund’’), formerly Morgan Stanley Information Fund (the Fund’s name changed effective July 28, 2006), is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Fund was organized as a Massachusetts business trust on December 8, 1994 and commenced operations on November 28, 1995. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the

Morgan Stanley Technology Fund

Notes to Financial Statements March 31, 2007 continued

foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund’s custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (‘‘forward contracts’’) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and

Morgan Stanley Technology Fund

Notes to Financial Statements March 31, 2007 continued

losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G.   Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at March 31, 2007 were $29,323,672 and $29,904,999, respectively. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

H.   Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

I.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

J.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Technology Fund

Notes to Financial Statements March 31, 2007 continued

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.67% to the portion of the daily net assets not exceeding $500 million; 0.645% to the portion of the daily net assets exceeding $500 million but not exceeding $3 billion and 0.62% to the portion of the daily net assets in excess of $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund’s inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B shares; and (iii) Class C – up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $101,376,159 at March 31, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended March 31, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

Morgan Stanley Technology Fund

Notes to Financial Statements March 31, 2007 continued

The Distributor has informed the Fund that for the year ended March 31, 2007, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $325, $400,296 and $2,991, respectively and received $16,451 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended March 31, 2007 aggregated $303,684,616 and $408,588,344, respectively. Included in the aforementioned transactions are sales of $915,200 with other Morgan Stanley funds, including net realized gains of $281,600.

For the year ended March 31, 2007, the Fund incurred brokerage commissions of $98,787 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund. At March 31, 2007, the Fund’s receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $573,641.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Technology Fund

Notes to Financial Statements March 31, 2007 continued

5.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED MARCH 31, 2007		FOR THE YEAR ENDED MARCH 31, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	352,938	$3,571,269	445,117	$4,460,749
Conversion from Class B	1,517,139	15,428,283	10,813,888	99,821,219
Redeemed	(3,966,620)	(40,123,184)	(4,986,263)	(50,632,105)
Net increase (decrease) – Class A	(2,096,543)	(21,123,632)	6,272,742	53,649,863
CLASS B SHARES
Sold	310,388	2,870,210	689,777	6,476,950
Conversion to Class A	(1,639,919)	(15,428,283)	(11,557,004)	(99,821,219)
Redeemed	(8,053,074)	(75,245,316)	(12,295,328)	(115,385,747)
Net decrease – Class B	(9,382,605)	(87,803,389)	(23,162,555)	(208,730,016)
CLASS C SHARES
Sold	52,573	493,009	112,187	1,057,044
Redeemed	(1,100,811)	(10,295,693)	(1,485,896)	(14,021,817)
Net decrease – Class C	(1,048,238)	(9,802,684)	(1,373,709)	(12,964,773)
CLASS D SHARES
Sold	90,193	897,784	34,582	360,063
Redeemed	(519,907)	(5,495,554)	(269,599)	(2,771,202)
Net decrease – Class D	(429,714)	(4,597,770)	(235,017)	(2,411,139)
Net decrease in Fund	(12,957,100)	$(123,327,475)	(18,498,539)	$(170,456,065)

6.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Technology Fund

Notes to Financial Statements March 31, 2007 continued

As of March 31, 2007, the tax-basis components of accumulated losses were as follows:

Net accumulated earnings	—
Capital loss carryforward*	$(2,142,391,077)
Temporary differences	(1,636)
Net unrealized appreciation	5,636,939
Total accumulated losses	$(2,136,755,774)

* As of March 31, 2007, the Fund had a net capital loss carryforward of $2,142,391,077 of which $152,056,670 will expire on March 31, 2009, $1,275,591,838 will expire on March 31, 2010, $670,621,776 will expire on March 31, 2011, $25,113,400 will expire on March 31, 2012 and $19,007,393 will expire on March 31, 2015 to offset future capital gains to the extent provided by regulations.

As of March 31, 2007, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

Permanent differences, due to foreign currency gains and a net operating loss, resulted in the following reclassifications among the Fund’s components of net assets at March 31, 2007:

ACCUMULATED NET INVESTMENT LOSS	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$5,541,683	$(192)	$(5,541,491)

7.   Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

8.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate and market risks, the Fund may enter into interest rate futures contracts (‘‘futures contracts’’).

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign

Morgan Stanley Technology Fund

Notes to Financial Statements March 31, 2007 continued

exchange rates underlying the forward contracts or in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

9.   Legal Matters

(1)   Beginning October 25, 2002, purported class action complaints were filed in the United States District Court for the Southern District of New York against Morgan Stanley, the Fund (under its former name Morgan Stanley Information Fund), Morgan Stanley Investment Advisors Inc., and certain subsidiaries of Morgan Stanley alleging violations of certain federal securities laws in connection with the underwriting and management of the Fund. These actions were consolidated into one action in which plaintiffs allege, among other things, that the prospectus and registration statements for the Fund improperly failed to disclose that research analysts employed by Morgan Stanley DW Inc. were issuing overly optimistic stock recommendations to help Morgan Stanley obtain investment banking business, and that certain of these reports concerned companies in which the Fund was investing. A similar consolidated complaint was filed with respect to the Fund formerly called the Morgan Stanley Technology Fund, which merged with the Fund on October 6, 2003. Both consolidated complaints were stayed pending a decision by the United States Court of Appeals for the Second Circuit of an appeal from the dismissal of very similar complaint filed by plaintiffs against another mutual funds complex. The case involving the other mutual funds complex recently settled. Plaintiffs filed a Second Amended Consolidated Complaint against the Fund, Morgan Stanley Investment Advisors Inc., and certain subsidiaries of Morgan Stanley, and also filed a Second Amended Consolidated Complaint against the Fund formerly called the Morgan Stanley Technology Fund, Morgan Stanley Investment Advisors Inc., and certain subsidiaries of Morgan Stanley. The defendants are moving to dismiss both Complaints.

The ultimate outcome of these matters is not presently determinable and no provision has been made in the Fund’s financial statements for the effect, if any, of such matters. The Investment Manager has agreed to indemnify the Fund against any losses and claims associated with the complaint filed against the Fund formerly called the Morgan Stanley Technology Fund.

(2)   The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, were named as defendants in a consolidated class action. This consolidated action also named as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court for the Southern District of New York on April 16, 2004, generally

Morgan Stanley Technology Fund

Notes to Financial Statements March 31, 2007 continued

alleged that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to recommend these funds to investors. The complaint sought, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. On July 2, 2004, defendants moved to dismiss the action. On March 9, 2005, plaintiffs filed a Motion for Leave to File a Supplemental Pleading that would, among other things, expand the allegations and alleged class. On April 14, 2006, the Court granted defendants’ motion to dismiss in its entirety, with prejudice. Additionally, plaintiffs’ Motion for Leave to File a Supplemental Pleading was denied. The time for plaintiffs to appeal the orders granting defendants’ motion to dismiss and denying plaintiffs’ motion for supplemental pleading has expired. This case is now concluded.

10.   New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund’s financial statements, if any is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

Morgan Stanley Technology Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED MARCH 31,
	2007	2006	2005	2004	2003
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.68	$9.47	$10.14	$6.68	$11.29
Income (loss) from investment operations:
Net investment loss‡	(0.13)	(0.12)	(0.05)	(0.11)	(0.05)
Net realized and unrealized gain (loss)	(0.13)	1.33	(0.62)	3.57	(4.56)
Total income (loss) from investment operations	(0.26)	1.21	(0.67)	3.46	(4.61)
Net asset value, end of period	$10.42	$10.68	$9.47	$10.14	$6.68
Total Return†	(2.43)%	12.78%	(6.61)%	51.80%	(40.83)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.80%	1.67%	1.49%	1.46%	1.55%
Net investment loss	(1.27)%	(1.19)%	(0.58)%	(1.19)%	(0.60)%
Supplemental Data:
Net assets, end of period, in thousands	$86,308	$110,847	$38,891	$53,534	$20,434
Portfolio turnover rate	100%	177%	106%	108%	92%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Technology Fund

Financial Highlights continued

	FOR THE YEAR ENDED MARCH 31,
	2007	2006	2005	2004	2003
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.92	$8.87	$9.58	$6.36	$10.84
Income (loss) from investment operations:
Net investment loss‡	(0.19)	(0.19)	(0.13)	(0.18)	(0.11)
Net realized and unrealized gain (loss)	(0.12)	1.24	(0.58)	3.40	(4.37)
Total income (loss) from investment operations	(0.31)	1.05	(0.71)	3.22	(4.48)
Net asset value, end of period	$9.61	$9.92	$8.87	$9.58	$6.36
Total Return†	(3.13)%	11.84%	(7.41)%	50.63%	(41.38)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	2.55%	2.45%	2.35%	2.30%	2.40%
Net investment loss	(2.02)%	(1.97)%	(1.44)%	(2.03)%	(1.45)%
Supplemental Data:
Net assets, end of period, in thousands	$144,588	$242,405	$421,973	$657,944	$373,470
Portfolio turnover rate	100%	177%	106%	108%	92%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Technology Fund

Financial Highlights continued

	FOR THE YEAR ENDED MARCH 31,
	2007	2006	2005	2004	2003
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.92	$8.86	$9.57	$6.36	$10.84
Income (loss) from investment operations:
Net investment loss‡	(0.19)	(0.19)	(0.13)	(0.18)	(0.11)
Net realized and unrealized gain (loss)	(0.13)	1.25	(0.58)	3.39	(4.37)
Total income (loss) from investment operations	(0.32)	1.06	(0.71)	3.21	(4.48)
Net asset value, end of period	$9.60	$9.92	$8.86	$9.57	$6.36
Total Return†	(3.23)%	11.96%	(7.42)%	50.47%	(41.33)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	2.55%	2.45%	2.34%	2.29%	2.40%
Net investment loss	(2.02)%	(1.97)%	(1.43)%	(2.02)%	(1.45)%
Supplemental Data:
Net assets, end of period, in thousands	$19,823	$30,866	$39,754	$60,555	$23,150
Portfolio turnover rate	100%	177%	106%	108%	92%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Technology Fund

Financial Highlights continued

	FOR THE YEAR ENDED MARCH 31,
	2007	2006	2005	2004	2003
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.91	$9.65	$10.32	$6.78	$11.45
Income (loss) from investment operations:
Net investment loss‡	(0.10)	(0.10)	(0.04)	(0.09)	(0.04)
Net realized and unrealized gain (loss)	(0.14)	1.36	(0.63)	3.63	(4.63)
Total income (loss) from investment operations	(0.24)	1.26	(0.67)	3.54	(4.67)
Net asset value, end of period	$10.67	$10.91	$9.65	$10.32	$6.78
Total Return†	(2.20)%	13.06%	(6.49)%	52.21%	(40.79)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.55%	1.45%	1.35%	1.30%	1.40%
Net investment loss	(1.02)%	(0.97)%	(0.44)%	(1.03)%	(0.45)%
Supplemental Data:
Net assets, end of period, in thousands	$1,809	$6,537	$8,051	$11,470	$5,337
Portfolio turnover rate	100%	177%	106%	108%	92%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Technology Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Technology Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Technology Fund, formerly Morgan Stanley Information Fund (the ‘‘Fund’’), including the portfolio of investments, as of March 31, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Technology Fund as of March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
May 22, 2007

Morgan Stanley Technology Fund

Results of Special Shareholder Meeting  (unaudited)

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The proposals failed to obtain the quorum necessary in order to hold the meeting, and, therefore, the meeting was adjourned several times, most recently until November 30, 2006, to permit further solicitation of proxies. The meeting was held on November 30, 2006 and the voting results with respect to these proposals were as follows:

(1)    Election of Trustees:

	For	Withhold	Abstain	BNV*
Frank L. Bowman	17,387,094	879,766	0	0
Kathleen A. Dennis	17,394,888	871,972	0	0
James F. Higgins	17,390,897	875,963	0	0
Joseph J. Kearns	17,382,285	884,575	0	0
Michael F. Klein	17,388,239	878,621	0	0
W. Allen Reed	17,384,651	882,209	0	0
Fergus Reid	17,368,316	898,544	0	0

The following Trustees were not standing for reelection at this meeting: Michael Bozic, Dr. Manuel H. Johnson and Michael E. Nugent.

(2)   Elimination of certain fundamental investment restrictions:

	For	Against	Abstain	BNV*
Elimination of the fundamental policy restricting the Fund’s ability to pledge assets	14,703,322	763,127	552,156	2,248,255
Elimination of the fundamental policy restricting purchases of securities on margin	14,676,980	782,738	558,887	2,248,255
Elimination of the fundamental policy prohibiting investments in oil, gas, and other types of minerals or mineral leases	14,741,251	719,556	557,798	2,248,255
Elimination of the fundamental policy prohibiting investments for purposes of exercising control	14,736,696	720,405	561,504	2,248,255
Elimination of the fundamental policy regarding investments in unseasoned companies	14,681,669	782,731	554,205	2,248,255

Morgan Stanley Technology Fund

Results of Special Shareholder Meeting  (unaudited) continued

(3)   Modify certain fundamental investment restrictions:

	For	Against	Abstain	BNV*
Modify fundamental policy regarding diversification	14,792,747	682,380	543,478	2,248,255
Modify fundamental policy regarding borrowing money	14,675,035	782,150	561,420	2,248,255
Modify fundamental policy regarding loans	14,677,250	784,272	557,083	2,248,255
Modify fundamental policy regarding investment in commodities, commodity contracts and futures contracts	14,699,006	752,812	566,787	2,248,255
Modify fundamental policy regarding issuance of senior securities	14,729,462	741,230	547,913	2,248,255

(4)   Reclassify certain fundamental policies as non-fundamental policies:

	For	Against	Abstain	BNV*
Reclassification as non-fundamental the fundamental policy regarding the short sale of securities	14,679,334	780,147	559,124	2,248,255
Reclassification as non-fundamental the fundamental policy prohibiting investments in other investment companies	14,732,049	730,307	556,249	2,248,255

*	Broker ‘‘non-votes’’ are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

Morgan Stanley Technology Fund

Trustee and Officer Information  (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Valuation, Insurance and Compliance Committee (since February 2007); formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator—Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.
Michael Bozic (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	173	Director of various business organizations.

Morgan Stanley Technology Fund

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.
Dr. Manuel H. Johnson (58) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc., (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), (international economic commission); formerly Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of Evergreen Energy.
Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003- September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.

Morgan Stanley Technology Fund

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Chairperson of the Insurance Committee (until July 2006), and Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.
W. Allen Reed (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Commitee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); President and CEO of General Motors Asset Management; Formerly, Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.
Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Technology Fund

Trustee and Officer Information  (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (59) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) (the ‘‘Retail Funds’’) or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the ‘‘Institutional Funds’’).
**	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.) as of March 31, 2007.

Morgan Stanley Technology Fund

Trustee and Officer Information  (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (68) 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.
J. David Germany (52) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf, London, England E144AD	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail Funds and Institutional Funds (since February 2006).
Dennis F. Shea (53) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.
Amy R. Doberman (45) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000 to July 2004).
Carsten Otto (43) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.
Stefanie V. Chang Yu (40) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December 1997	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.
Francis J. Smith (41) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).

Morgan Stanley Technology Fund

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Mary E. Mullin (40) 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds or the Institutional Funds.

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2007 Morgan Stanley

TECHRPT-IU07-01054P-Y03/07	MORGAN STANLEY FUNDS
Morgan Stanley Technology Fund Annual Report March 31, 2007

Item 2.  Code of Ethics.

(a)  The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c)  Not applicable.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit 12 A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that Joseph J. Kearns, an
"independent" Trustee, is an "audit committee financial expert" serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the
Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

                                       2

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

           2007
                                                            REGISTRANT          COVERED ENTITIES(1)

              AUDIT FEES........................            $ 38,400            N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES......            $    531 (2)        6,559,000 (2)
                        TAX FEES................            $  5,580 (3)        623,667 (4)
                        ALL OTHER FEES..........            $  -                -
              TOTAL NON-AUDIT FEES..............            $  6,111            7,182,667

              TOTAL.............................            $ 44,511            7,182,667

           2006
                                                            REGISTRANT          COVERED ENTITIES(1)
              AUDIT FEES........................            $ 37,332            N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES......            $    540 (2)        5,180,378 (2)
                        TAX FEES................            $  5,133 (3)        2,275,787 (4)
                        ALL OTHER FEES..........            $  -                -
              TOTAL NON-AUDIT FEES..............            $  5,673            7,456,165

              TOTAL.............................            $ 43,005            7,456,165

              N/A- Not applicable, as not required by Item 4.

              (1)   Covered Entities include the Adviser (excluding
                    sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
              (2)   Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered
                    Entities' and funds advised by the Adviser or its
                    affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
              (3)   Tax Fees represent tax compliance, tax planning and tax
                    advice services provided in connection with the preparation and review of the Registrant's tax returns.
              (4)   Tax Fees represent tax compliance, tax planning and tax
                    advice services provided in connection with the review of
                    Covered Entities' tax returns.
              (5)   All other fees represent project management for future
                    business applications and improving business and operational processes.

                                       3

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1. Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee
("general pre-approval"); or require the specific pre-approval of the Audit
Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the
Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the
Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent
Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All
Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

--------------------
(1)  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and
     Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

                                       4

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors'
independence.

     2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent
Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit
Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit
Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to
Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

                                       5

not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.
All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered
Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the
Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

     6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.
Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.
Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8. PROCEDURES

All requests or applications for services to be provided by the Independent
Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

                                       6

rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit
Committee will be submitted to the Audit Committee by both the Independent
Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's
Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial
Officer or any member of management.

     9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the
Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         Morgan Stanley Retail Funds
         ---------------------------
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Van Kampen Asset Management
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

                                       7

         Morgan Stanley Institutional Funds
         ----------------------------------
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May
6, 2003, the audit committee also is required to pre-approve services to Covered
Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f)      Not applicable.

(g)      See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and Covered Entities is compatible with maintaining the auditors'
independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)  The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.

(b)  Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

                                       8

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that
occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       9

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Technology Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 22, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 22, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 22, 2007

                                       10

                                                                    EXHIBIT 12 A

           CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL
           -----------------------------------------------------------
                                    OFFICERS
                                    --------
            ADOPTED SEPTEMBER 28, 2004, AS AMENDED SEPTEMBER 20, 2005
            ---------------------------------------------------------

I.       This Code of Ethics (the "Code") for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively,
         "Funds" and each, a "Fund") applies to each Fund's Principal Executive
         Officer, President, Principal Financial Officer and Treasurer (or
         persons performing similar functions) ("Covered Officers" each of whom are set forth in Exhibit B) for the purpose of promoting:

         o    honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

         o    full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

         o    compliance with applicable laws and governmental rules and regulations;

         o    prompt internal reporting of violations of the Code to an
              appropriate person or persons identified in the Code; and

         o    accountability for adherence to the Code.

              Each Covered Officer should adhere to a high standard of
business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.      COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS
         OF INTEREST

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

         Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the

                                       11

Investment Company Act of 1940 ("Investment Company Act") and the Investment
Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as
"affiliated persons" (as defined in the Investment Company Act) of the Fund. The
Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions.
This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company
Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

         Each Covered Officer must not:

         o    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly);

         o    cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

         o    use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

                                       12

         Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

         Conflict of interest situations should always be approved by the
General Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered
Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

         o    service or significant business relationships as a director on the board of any public or private company;

         o    accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of
              impropriety;

         o    any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

         o    a direct or indirect financial interest in commissions,
              transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

         o    Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the
              Funds;

         o    each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's
              Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

         o    each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable
              disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the
              Funds; and

                                       13

         o    it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by
              applicable laws, rules and regulations.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

         o    upon adoption of the Code (thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

         o    annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

         o    not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

         o    notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

         The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(2) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

         The Funds will follow these procedures in investigating and enforcing this Code:

         o    the General Counsel will take all appropriate action to
              investigate any potential violations reported to him;

         o    if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

         o    any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

         o    if the directors/trustees/managing general partners who are not
              "interested persons" as defined by the Investment Company Act (the
              "Independent Directors/Trustees/Managing General Partners") of the
              relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable

----------------------
(2)      Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       14

              policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

         o    the Independent Directors/Trustees/Managing General Partners of
              the relevant Fund will be responsible for granting waivers of this
              Code, as appropriate; and

         o    any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII.     CONFIDENTIALITY

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent
Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       15

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

__________________________

Date:_____________________

                                       16

                                    EXHIBIT A
                                    ---------

                                    FUND LIST

                                       AT
                                 MARCH 31, 2007

RETAIL FUNDS
------------

OPEN-END RETAIL FUNDS

     TAXABLE MONEY MARKET FUNDS
     --------------------------

1.   Active Assets Government Securities Trust ("AA Government")
2.   Active Assets Institutional Government Securities Trust ("AA Institutional
     Government")
3.   Active Assets Institutional Money Trust ("AA Institutional Money")
4.   Active Assets Money Trust ("AA Money")
5.   Morgan Stanley Liquid Asset Fund Inc. ("Liquid Asset")
6.   Morgan Stanley U.S. Government Money Market Trust ("Government Money")

     TAX-EXEMPT MONEY MARKET FUNDS
     -----------------------------

7.   Active Assets California Tax-Free Trust ("AA California")

8.   Active Assets Tax-Free Trust ("AA Tax-Free")

9.   Morgan Stanley California Tax-Free Daily Income Trust ("California Tax-Free
     Daily")

10.  Morgan Stanley New York Municipal Money Market Trust ("New York Money")

11.  Morgan Stanley Tax-Free Daily Income Trust ("Tax-Free Daily")

     EQUITY FUNDS
     ------------

12.  Morgan Stanley Allocator Fund ("Allocator Fund")+
13.  Morgan Stanley Capital Opportunities Trust ("Capital Opportunities")+
14.  Morgan Stanley Developing Growth Securities Trust ("Developing Growth")+
15.  Morgan Stanley Dividend Growth Securities Inc. ("Dividend Growth")+
16.  Morgan Stanley Equally-Weighted S&P 500 Fund ("Equally-Weighted S&P 500")+
17.  Morgan Stanley European Equity Fund Inc. ("European Equity")+
18.  Morgan Stanley Financial Services Trust ("Financial Services")+
19.  Morgan Stanley Focus Growth Fund ("Focus Growth")+
20.  Morgan Stanley Fundamental Value Fund ("Fundamental Value")+
21.  Morgan Stanley Global Advantage Fund ("Global Advantage")+
22.  Morgan Stanley Global Dividend Growth Securities ("Global Dividend
     Growth")+
23.  Morgan Stanley Health Sciences Trust ("Health Sciences")+
24.  Morgan Stanley Institutional Strategies Fund ("Institutional Strategies")+

                                       17

25.  Morgan Stanley International Fund ("International Fund")+
26.  Morgan Stanley International SmallCap Fund ("International SmallCap")+
27.  Morgan Stanley International Value Equity Fund ("International Value")+
28.  Morgan Stanley Japan Fund ("Japan Fund")+
29.  Morgan Stanley Mid-Cap Value Fund (Mid-Cap Value")+
30.  Morgan Stanley Multi-Asset Class Fund ("Multi-Asset Class")+
31.  Morgan Stanley Nasdaq-100 Index Fund ("Nasdaq-100")+
32.  Morgan Stanley Natural Resource Development Securities Inc. ("Natural
     Resource")+
33.  Morgan Stanley Pacific Growth Fund Inc. ("Pacific Growth")+
34.  Morgan Stanley Real Estate Fund ("Real Estate")+
35.  Morgan Stanley Small-Mid Special Value Fund (Small-Mid Special Value")+
36.  Morgan Stanley S&P 500 Index Fund ("S&P500 Index")+
37.  Morgan Stanley Special Growth Fund ("Special Growth")+
38.  Morgan Stanley Special Value Fund ("Special Value")+
39.  Morgan Stanley Technology Fund ("Technology")+
40.  Morgan Stanley Total Market Index Fund ("Total Market Index")+
41.  Morgan Stanley Utilities Fund ("Utilities Fund")+
42.  Morgan Stanley Value Fund ("Value Fund")+

     BALANCED FUNDS
     --------------

43.  Morgan Stanley Balanced Fund ("Balanced")+

     ASSET ALLOCATION FUND
     ---------------------

44.  Morgan Stanley Strategist Fund ("Strategist Fund")+

     TAXABLE FIXED-INCOME FUNDS
     --------------------------

45.  Morgan Stanley Convertible Securities Trust ("Convertible Securities")+
46.  Morgan Stanley Flexible Income Trust ("Flexible Income")+
47.  Morgan Stanley Income Trust ("Income Trust")+
48.  Morgan Stanley High Yield Securities Inc. ("High Yield Securities")+
49.  Morgan Stanley Limited Duration Fund ("Limited Duration Fund")
50.  Morgan Stanley Limited Duration U.S. Government Trust ("Limited Duration
     U.S. Government")
51.  Morgan Stanley Mortgage Securities Trust ("Mortgage Securities")+
52.  Morgan Stanley U.S. Government Securities Trust ("Government Securities")+

     TAX-EXEMPT FIXED-INCOME FUNDS
     -----------------------------

53.  Morgan Stanley California Tax-Free Income Fund ("California Tax-Free")+
54.  Morgan Stanley Limited Term Municipal Trust ("Limited Term Municipal")
55.  Morgan Stanley New York Tax-Free Income Fund ("New York Tax-Free")+
56.  Morgan Stanley Tax-Exempt Securities Trust ("Tax-Exempt Securities")+

                                       18

     SPECIAL PURPOSE FUNDS
     ---------------------

57.  Morgan Stanley Select Dimensions Investment Series ("Select Dimensions")
          o    Balanced Growth Portfolio
          o    Capital Opportunities Portfolio
          o    Developing Growth Portfolio
          o    Dividend Growth Portfolio
          o    Equally-Weighted S&P 500 Portfolio
          o    Flexible Income Portfolio
          o    Focus Growth Portfolio
          o    Global Equity Portfolio
          o    Growth Portfolio
          o    Money Market Portfolio
          o    Utilities Portfolio

58.  Morgan Stanley Variable Investment Series ("Variable Investment")
          o    Aggressive Equity Portfolio
          o    Dividend Growth Portfolio
          o    Equity Portfolio
          o    European Equity Portfolio
          o    Global Advantage Portfolio
          o    Global Dividend Growth Portfolio
          o    High Yield Portfolio
          o    Income Builder Portfolio
          o    Limited Duration Portfolio
          o    Money Market Portfolio
          o    Income Plus Portfolio
          o    S&P 500 Index Portfolio
          o    Strategist Portfolio
          o    Utilities Portfolio

CLOSED-END RETAIL FUNDS

     TAXABLE FIXED-INCOME CLOSED-END FUNDS
     -------------------------------------

59.  Morgan Stanley Income Securities Inc. ("Income Securities")
60.  Morgan Stanley Prime Income Trust ("Prime Income")

     TAX-EXEMPT FIXED-INCOME CLOSED-END FUNDS
     ----------------------------------------

61.  Morgan Stanley California Insured Municipal Income Trust ("California
     Insured Municipal")

                                       19

62.  Morgan Stanley California Quality Municipal Securities ("California Quality
     Municipal")
63.  Morgan Stanley Insured California Municipal Securities ("Insured California
     Securities")
64.  Morgan Stanley Insured Municipal Bond Trust ("Insured Municipal Bond")
65.  Morgan Stanley Insured Municipal Income Trust ("Insured Municipal Income")
66.  Morgan Stanley Insured Municipal Securities ("Insured Municipal
     Securities")
67.  Morgan Stanley Insured Municipal Trust ("Insured Municipal Trust")
68.  Morgan Stanley Municipal Income Opportunities Trust ("Municipal
     Opportunities")
69.  Morgan Stanley Municipal Income Opportunities Trust II ("Municipal
     Opportunities II")
70.  Morgan Stanley Municipal Income Opportunities Trust III ("Municipal
     Opportunities III")
71.  Morgan Stanley Municipal Premium Income Trust ("Municipal Premium")
72.  Morgan Stanley New York Quality Municipal Securities ("New York Quality
     Municipal")
73.  Morgan Stanley Quality Municipal Income Trust ("Quality Municipal Income")
74.  Morgan Stanley Quality Municipal Investment Trust ("Quality Municipal
     Investment")
75.  Morgan Stanley Quality Municipal Securities ("Quality Municipal
     Securities")

+-  Denotes Retail Multi-Class Fund

                               INSTITUTIONAL FUNDS
                               -------------------

OPEN-END INSTITUTIONAL FUNDS

1.   Morgan Stanley Institutional Fund, Inc. ("Institutional Fund Inc.")

     Active Portfolios:

            o    Active International Allocation Portfolio
            o    Emerging Markets Portfolio
            o    Emerging Markets Debt Portfolio
            o    Focus Equity Portfolio
            o    Global Franchise Portfolio
            o    Global Real Estate Portfolio
            o    Global Value Equity Portfolio
            o    International Equity Portfolio
            o    International Growth Equity Portfolio
            o    International Magnum Portfolio
            o    International Real Estate Portfolio
            o    International Small Cap Portfolio
            o    Large Cap Relative Value Portfolio
            o    Money Market Portfolio
            o    Municipal Money Market Portfolio

                                       20

            o    Small Company Growth Portfolio
            o    Systematic Active large Cap Core Portfolio
            o    Systematic Active Small Cap Core Portfolio
            o    Systematic Active Small Cap Growth Portfolio
            o    Systematic Active Small Cap Value Portfolio
            o    U.S. Large Cap Growth Portfolio
            o    U.S. Real Estate Portfolio

     Inactive Portfolios*:

            o    China Growth Portfolio
            o    Gold Portfolio
            o    Large Cap Relative Value Portfolio
            o    MicroCap Portfolio
            o    Mortgage-Backed Securities Portfolio
            o    Municipal Bond Portfolio
            o    U.S. Equity Plus Portfolio

2.   Morgan Stanley Institutional Fund Trust ("Institutional Fund Trust")

     Active Portfolios:

            o    Advisory Portfolio
            o    Advisory Foreign Fixed Income II Portfolio
            o    Advisory Foreign Fixed Income Portfolio
            o    Balanced Portfolio
            o    Core Fixed Income Portfolio
            o    Core Plus Fixed Income Portfolio
            o    Equity Portfolio
            o    Equity Plus Portfolio
            o    High Yield Portfolio
            o    Intermediate Duration Portfolio
            o    International Fixed Income Portfolio
            o    Investment Grade Fixed Income Portfolio
            o    Limited Duration Portfolio
            o    Long Duration Fixed Income Portfolio
            o    Mid-Cap Growth Portfolio
            o    Municipal Portfolio
            o    U.S. Mid-Cap Value Portfolio
            o    U.S. Small-Cap Value Portfolio
            o    Value Portfolio

---------------------
* Have not commenced or have ceased operations

                                       21

     Inactive Portfolios*:

            o    Balanced Plus Portfolio
            o    Growth Portfolio
            o    Investment Grade Credit Advisory Portfolio
            o    Mortgage Advisory Portfolio
            o    New York Municipal Portfolio
            o    Targeted Duration Portfolio
            o    Value II Portfolio

3.   The Universal Institutional Funds, Inc. ("Universal Funds")

     Active Portfolios:
            o    Core Plus Fixed Income Portfolio
            o    Emerging Markets Debt Portfolio
            o    Emerging Markets Equity Portfolio
            o    Equity and Income Portfolio
            o    Equity Growth Portfolio
            o    Global Franchise Portfolio
            o    Global Real Estate Portfolio
            o    Global Value Equity Portfolio
            o    High Yield Portfolio
            o    International Growth Equity Portfolio
            o    International Magnum Portfolio
            o    Mid-Cap Growth Portfolio
            o    Small Company Growth Portfolio
            o    U.S. Mid-Cap Value Portfolio
            o    U.S. Real Estate Portfolio
            o    Value Portfolio

     Inactive Portfolios*:

            o    Balanced Portfolio
            o    Capital Preservation Portfolio
            o    Core Equity Portfolio
            o    International Fixed Income Portfolio
            o    Investment Grade Fixed Income Portfolio
            o    Latin American Portfolio
            o    Multi-Asset Class Portfolio
            o    Targeted Duration Portfolio

4.   Morgan Stanley Institutional Liquidity Funds ("Liquidity Funds")

------------------

                                       22

     Active Portfolios:

            o    Government Portfolio
            o    Money Market Portfolio
            o    Prime Portfolio
            o    Tax-Exempt Portfolio
            o    Treasury Portfolio

     Inactive Portfolios*:

            o    Government Securities Portfolio
            o    Treasury Securities Portfolio

CLOSED-END INSTITUTIONAL FUNDS

5.     Morgan Stanley Asia-Pacific Fund, Inc. ("Asia-Pacific Fund")
6.     Morgan Stanley Eastern Europe Fund, Inc. ("Eastern Europe")
7.     Morgan Stanley Emerging Markets Debt Fund, Inc. ("Emerging Markets Debt")
8.     Morgan Stanley Emerging Markets Fund, Inc. ("Emerging Markets Fund")
9.     Morgan Stanley Global Opportunity Bond Fund, Inc. ("Global Opportunity")
10.    Morgan Stanley High Yield Fund, Inc. ("High Yield Fund")
11.    The Latin American Discovery Fund, Inc. ("Latin American Discovery")
12     The Malaysia Fund, Inc. ("Malaysia Fund")
13.    The Thai Fund, Inc. ("Thai Fund")
14.    The Turkish Investment Fund, Inc. ("Turkish Investment")
15.    India Investment Fund ("India Investment")

CLOSED-END FUND OF HEDGE FUNDS

16.    Morgan Stanley Institutional Fund of Hedge Funds ("Fund of Hedge Funds")

                                 IN REGISTRATION
MORGAN STANLEY RETAIL FUNDS
1.     Morgan Stanley American Franchise Fund

FUNDS OF HEDGE FUNDS
1.     Morgan Stanley Absolute Return Fund
2.     Morgan Stanley Institutional Fund of Hedge Funds II

----------------------
* Have not commenced or have ceased operations

                                       23

                                    EXHIBIT B
                                    ---------

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison -President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison -President and Principal Executive Officer
              Francis Smith - Chief Financial Officer and Treasurer

                   MORGAN STANLEY INDIA INVESTMENT FUND, INC.
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison - President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                       24

                                    EXHIBIT C
                                    ---------

                                 GENERAL COUNSEL
                                 ---------------

                                 Amy R. Doberman

                                       25

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Technology
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

     a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       26

     a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

     Date: May 22, 2007
                                            /s/ Ronald E. Robison
                                            Ronald E. Robison
                                            Principal Executive Officer

                                       27

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Technology
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

     a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       28

     a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

     Date: May 22, 2007
                                             /s/ Francis Smith
                                             Francis Smith
                                             Principal Financial Officer

                                       29

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Technology Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended March 31, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: May 22, 2007                           /s/ Ronald E. Robison
                                             ---------------------------
                                             Ronald E. Robison
                                             Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Technology Fund and will be retained by Morgan
Stanley Technology Fund and furnished to the Securities and Exchange Commission or its staff upon request.

                                       30

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Technology Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended March 31, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: May 22, 2007                            /s/ Francis Smith
                                              ----------------------
                                              Francis Smith
                                              Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Technology Fund and will be retained by Morgan
Stanley Technology Fund and furnished to the Securities and Exchange Commission or its staff upon request.

                                       31